UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-04250

Name of Registrant:	Seligman Municipal Series Trust

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2010 – 06/06/2011*

* Through the Merger Date for each merged Fund as noted below.

Fund	Notes
Seligman California Municipal High-Yield Fund	On 06/06/2011 (the Merger Date), the Fund merged into Columbia California Tax-Exempt Fund, a series of Columbia Funds Series Trust I.
Seligman California Municipal Quality Fund	On 06/06/2011(the Merger Date), the Fund merged into Columbia California Tax-Exempt Fund, a series of Columbia Funds Series Trust I.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04250

Reporting Period: 07/01/2010 - 06/06/2011

Seligman Municipal Series Trust

Item 1. Proxy Voting Record

=============== SELIGMAN CALIFORNIA MUNICIPAL HIGH YIELD FUND ================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

================= SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND =================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman Municipal Series Trust

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.